RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Salaries and bonuses	$ 66,366	$ 63,969	$ 78,340
Per diem compensation to members of the Board of Directors	2,351	2,451	2,560
Termination benefits	5,049	9,175	9,415
Total	$ 73,766	$ 75,595	$ 90,315